Cover	6 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	NOVA MINERALS LIMITED
Entity Central Index Key	0001852551
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite 5, 242 Hawthorn Road,
Entity Address, City or Town	Caulfield
Entity Address, Country	AU
Entity Address, Postal Zip Code	3161
City Area Code	+61 3
Local Phone Number	9537 1238
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1150 S Colony Way
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Palmer
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99645
City Area Code	(907)
Local Phone Number	707-6564
Contact Personnel Name	Christopher Gerteisen